UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Sustainable Leaders Fund

(Prior to 4/30/18 the fund was known as Putnam VT Multi-Cap Growth Fund)
The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (99.6%)(a)
			Shares	Value

Banks (2.4%)

Bank of America Corp.			599,300	$17,973,007

				17,973,007
Beverages (3.1%)

Constellation Brands, Inc. Class A			28,100	6,404,552

Heineken NV (Netherlands)			160,316	17,253,568

				23,658,120
Biotechnology (2.4%)

Biogen, Inc.(NON)			14,000	3,833,480

Bluebird Bio, Inc.(NON)			20,700	3,534,525

Clovis Oncology, Inc.(NON)			61,700	3,257,760

Vertex Pharmaceuticals, Inc.(NON)			45,900	7,480,782

				18,106,547
Building products (1.7%)

Fortune Brands Home & Security, Inc.			89,500	5,270,655

Owens Corning			98,200	7,895,280

				13,165,935
Capital markets (5.1%)

BlackRock, Inc.			42,200	22,860,584

Charles Schwab Corp. (The)			147,300	7,692,006

E*Trade Financial Corp.(NON)			137,000	7,591,170

				38,143,760
Chemicals (3.4%)

Ecolab, Inc.			57,300	7,854,111

Novozymes A/S (Denmark)			225,985	11,702,655

Praxair, Inc.			39,900	5,757,570

				25,314,336
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(F)(RES)(NON)			11	10

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(F)(RES)(NON)			4	4

				14
Construction materials (0.6%)

Summit Materials, Inc. Class A			140,033	4,240,199

				4,240,199
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $349,105) (Private)(F)(RES)(NON)			122,493	262,643

				262,643
Diversified financial services (0.4%)

Challenger, Ltd. (Australia)			359,151	3,207,285

				3,207,285
Diversified telecommunication services (0.6%)

Cellnex Telecom, SA 144A (Spain)			178,836	4,780,455

				4,780,455
Electric utilities (0.6%)

NextEra Energy, Inc.			26,200	4,279,246

				4,279,246
Electrical equipment (0.9%)

Rockwell Automation, Inc.			38,500	6,706,700

				6,706,700
Energy equipment and services (0.1%)

Select Energy Services, Inc. 144A Class A-1(NON)			72,813	918,900

				918,900
Equity real estate investment trusts (REITs) (0.9%)

American Tower Corp.(R)			45,100	6,554,834

				6,554,834
Food products (1.7%)

McCormick & Co., Inc. (non-voting shares)(S)			123,600	13,149,804

				13,149,804
Health-care equipment and supplies (8.4%)

Becton Dickinson and Co.			97,118	21,045,471

Boston Scientific Corp.(NON)			391,372	10,692,283

Danaher Corp.			194,700	19,063,077

Dentsply Sirona, Inc.			114,800	5,775,588

Penumbra, Inc.(NON)			59,433	6,873,426

				63,449,845
Health-care providers and services (1.9%)

UnitedHealth Group, Inc.			65,600	14,038,400

				14,038,400
Hotels, restaurants, and leisure (2.5%)

Chipotle Mexican Grill, Inc.(NON)			24,500	7,916,195

Hilton Worldwide Holdings, Inc.			85,299	6,718,149

Vail Resorts, Inc.			17,500	3,879,750

				18,514,094
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(NON)(F)(RES)			22	20

				20
Industrial conglomerates (2.0%)

Honeywell International, Inc.			52,100	7,528,971

Roper Technologies, Inc.			27,100	7,606,699

				15,135,670
Insurance (1.9%)

Prudential PLC (United Kingdom)			587,484	14,685,532

				14,685,532
Internet and direct marketing retail (5.6%)

Amazon.com, Inc.(NON)			28,995	41,965,623

Global Fashion Holding SA (acquired 8/2/13, cost $702,128) (Private) (Luxembourg)(F)(RES)(NON)			16,574	163,973

				42,129,596
Internet software and services (8.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			70,488	12,937,368

Alphabet, Inc. Class C(NON)			40,607	41,897,897

Okta, Inc.(NON)			220,473	8,785,849

				63,621,114
IT Services (8.2%)

Accenture PLC Class A			48,100	7,383,350

DXC Technology Co.			146,000	14,677,380

PayPal Holdings, Inc.(NON)			171,400	13,004,118

Visa, Inc. Class A			219,500	26,256,590

				61,321,438
Life sciences tools and services (0.9%)

Agilent Technologies, Inc.			55,200	3,692,880

Bio-Rad Laboratories, Inc. Class A(NON)			12,400	3,100,992

				6,793,872
Machinery (3.3%)

Fortive Corp.			165,250	12,810,180

KION Group AG (Germany)			88,703	8,277,828

Stanley Black & Decker, Inc.			24,700	3,784,040

				24,872,048
Media (2.1%)

Charter Communications, Inc. Class A(NON)			23,428	7,291,262

Live Nation Entertainment, Inc.(NON)			196,616	8,285,398

				15,576,660
Oil, gas, and consumable fuels (0.7%)

Suncor Energy, Inc. (Canada)			161,606	5,581,871

				5,581,871
Personal products (1.6%)

Unilever NV ADR (Netherlands)			216,420	12,233,884

				12,233,884
Pharmaceuticals (1.2%)

Jazz Pharmaceuticals PLC(NON)			32,448	4,899,324

Medicines Co. (The)(NON)			124,000	4,084,560

				8,983,884
Road and rail (2.8%)

Norfolk Southern Corp.			152,193	20,664,766

				20,664,766
Semiconductors and semiconductor equipment (4.9%)

Applied Materials, Inc.			264,500	14,708,845

Brooks Automation, Inc.			77,000	2,085,160

ON Semiconductor Corp.(NON)			301,900	7,384,474

STMicroelectronics NV (France)(S)			562,100	12,529,209

				36,707,688
Software (11.1%)

Activision Blizzard, Inc.			66,100	4,459,106

Adobe Systems, Inc.(NON)			57,100	12,338,168

Microsoft Corp.			378,500	34,545,695

RealPage, Inc.(NON)			126,600	6,519,900

salesforce.com, Inc.(NON)			91,100	10,594,930

ServiceNow, Inc.(NON)			45,700	7,561,065

Talend SA ADR(NON)			153,599	7,391,184

				83,410,048
Specialty retail (3.7%)

Home Depot, Inc. (The)			110,500	19,695,520

Lowe's Cos., Inc.			91,400	8,020,350

				27,715,870
Technology hardware, storage, and peripherals (3.5%)

Apple, Inc.			154,672	25,950,868

				25,950,868
Textiles, apparel, and luxury goods (0.9%)

Adidas AG (Germany)			26,510	6,420,220

				6,420,220

Total common stocks (cost $603,514,247)				$748,269,173

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $952) (Private)(F)(RES)(NON)			334	$716

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $18,232) (Private)(F)(RES)(NON)			5,788	13,717

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $42,817) (Private)(F)(RES)(NON)			8,412	32,213

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $62,108) (Private)(F)(RES)(NON)			12,202	46,726

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $34,829) (Private)(F)(RES)(NON)			6,344	26,203

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $105,139) (Private)(F)(RES)(NON)			13,690	79,100

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $294,898) (Private)(F)(RES)(NON)			103,473	221,862

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $372,897) (Private)(F)(RES)(NON)			130,841	280,543

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,165,568) (Private)(F)(RES)(NON)			409,359	876,847

Total convertible preferred stocks (cost $2,097,440)				$1,577,927

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	$42.00	11,244	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (4.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	29,051,392	$29,051,392

U.S. Treasury Bills 1.338%, 4/19/18(SEGSF)			$21,000	20,984

U.S. Treasury Bills 1.436%, 5/10/18			72,000	71,876

U.S. Treasury Bills 1.472%, 5/24/18(SEGSF)			272,000	271,351

U.S. Treasury Bills 1.523%, 6/21/18(SEGSF)			144,000	143,459

U.S. Treasury Bills 1.714%, 7/5/18(SEGSF)			135,000	134,397

Total short-term investments (cost $29,693,607)				$29,693,459

TOTAL INVESTMENTS

Total investments (cost $635,305,294)				$779,540,559

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $24,273,687) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$2,564,312	$2,512,254	$(52,058)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/20/18	8,629,562	8,579,959	(49,603)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/18/18	1,931,080	1,966,653	35,573
	Euro	Sell	6/20/18	3,531,417	3,509,598	(21,819)
UBS AG
	Euro	Sell	6/20/18	7,751,224	7,705,223	(46,001)

Unrealized appreciation						35,573

Unrealized (depreciation)						(169,481)

Total						$(133,908)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(Prior to 4/30/18 the fund was known as Putnam VT Multi-Cap Growth Fund)
(a)	Percentages indicated are based on net assets of $751,052,185.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,004,577, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$33,406,903	$83,207,796	$87,563,307	$127,704	$29,051,392
	Putnam Short Term Investment Fund**	1,101,315	43,400,870	44,502,185	24,157	—

	Total Short-term investments	$34,508,218	$126,608,666	$132,065,492	$151,861	$29,051,392
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $29,051,392, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $28,718,537.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $293,018.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $139,239 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $147,662 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $293,018 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$103,772,247	$6,420,220	$163,993
Consumer staples	19,554,356	29,487,452	—
Energy	5,581,871	918,900	—
Financials	56,116,767	17,892,817	262,643
Health care	111,372,548	—	—
Industrials	72,267,291	8,277,828	14
Information technology	271,011,156	—	—
Materials	17,851,880	11,702,655	—
Real estate	6,554,834	—	—
Telecommunication services	—	4,780,455	—
Utilities	4,279,246	—	—
Total common stocks	668,362,196	79,480,327	426,650
Convertible preferred stocks	—	—	1,577,927
Warrants	—	—	—
Short-term investments	—	29,693,459	—

Totals by level	$668,362,196	$109,173,786	$2,004,577

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(133,908)	$—

Totals by level	$—	$(133,908)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$35,573	$169,481

Total	$35,573	$169,481

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$24,300,000
Warrants (number of warrants)		11,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018